Equity (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Equity Abstract
Consolidated opening balance of dividends payable	$ 2,657	$ 3,539
Opening balance of dividends payable to non-controlling shareholders	19	38
Opening balance of dividends payable to shareholders of Petrobras	2,638	3,501
Additions relating to complementary dividends	1,477	7,178
Additions relating to anticipated dividends	5,922	11,493
Payments made	(8,114)	(18,327)
Indexation to the Selic interest rate	149	385
Transfers to unclaimed dividends	(27)	(64)
Withholding income taxe over interest on capital and monetary restatement	(384)	(383)
Translation adjustment	414	(1,145)
Closing balance of dividends payable to shareholders of Petrobras	2,075	2,638
Closing balance of dividends payable to non-controlling shareholders	20	19
Consolidated closing balance of dividends payable	$ 2,095	$ 2,657